UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-effective Amendment No. 2

and

THE INVESTMENT COMPANY ACT OF 1940
Post-effective Amendment No. 2


The Scott James Fund, Inc. (Exact Name of Registrant as Specified in Charter) 6700 Arlington Boulevard, Falls Church, VA 22042 (Address of Principal Executive Offices)

703-533-2500                             (Registrants Telephone Number)

Scott S. James    6700 Arlington Boulevard, Falls Church, VA  22042
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this registration.

It is proposed that this filing will become effective
    [x]  60 days after filling pursuant to paragraph (a)




The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to Section 8(A) may determine.

















                                      - i -
Cross Reference Sheet

          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Fund Expenses
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Share Purchase - Reinvestments
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation

Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objective and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Payments to Underwriters             Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements

Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnification                     Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29. Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable



                                      - ii -
The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042
703-533-2500 * 800-846-9350

PROSPECTUS                                               March 30, 2001

THE FUND AND INVESTMENT OBJECTIVES:
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks.
The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund. The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund. Stocks will be purchased when their open market prices falls to low levels relative to their historical valuation.
Valuation will be determined though a combination of book value, liquid assets, balance sheet strength, price-earnings ratio, dividend yield, and earnings. When the stocks reach high prices relative to their historical valuation they will be sold.

PRINCIPAL RISKS:
A primary risk of the value investment strategy, is during periods when the value investment style is out of favor, the fund may underperform the general market, or even losing money, causing your share prices to decline, which may result in losses if you sell your shares. Small-Cap companies, which have market capitalizations of less than $1 billion, are exposed to greater than average business risks because of their small size. This additional business risk exposes these stocks to greater than average market fluctuations, and therefore the fund is exposed to greater than average fluctuation risk.
These market price fluctuations may cause you to lose money when shares are redeemed.

It is important to note that Fund shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in mutual funds, shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in securities which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.

FUND FEES & EXPENSES
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. They are offered on a no-load basis which means that you would pay no sales commission or 12-b-1 marketing fees. The Fund is charged for investment advisory management, administrative and distribution services which will be reflected in the expense ratio. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


ADDITIONAL INFORMATION
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated March 30, 2001 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone numbers shown above.


WHY YOU SHOULD READ THIS PROSPECTUS
Every attempt has been made to present the objectives, risks and strategy of the Fund in plain and, hopefully, easily understandable language. The Prospectus is designed to aid you in deciding whether this is one of the right investments for you. We suggest that you keep it for future reference.


             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.





- 1 -
FUND PROFILE
Who should invest: Investors who seek capital appreciation with a willingness to tolerate significant fluctuations in your asset value per share.

Who should not invest: Investors who seek income from their investment and are not willing to tolerate significant fluctuation in share value.

THE FUND AND INVESTMENT OBJECTIVES:
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks.
The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund. The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund. Stocks will be purchased when their open market prices falls to low levels relative to their historical valuation. Valuation will be determined though a combination of book value, liquid assets, balance sheet strength, price-earnings ratio, dividend yield, and earnings. When the stocks reach high prices relative to their historical valuation they will be sold.

PRINCIPAL RISKS:
A primary risk of the value investment strategy, is during periods when the value investment style is out of favor, the fund may underperform the general market, or even losing money, causing your share prices to decline, which may result in losses if you sell your shares. Small-Cap companies, which have market capitalizations of less than $1 billion, are exposed to greater than average business risks because of their small size. This additional business risk exposes these stocks to greater than average market fluctuations, and therefore, the Fund is exposed to greater than average fluctuation risk. These market price fluctuations may cause you to lose money when shares are redeemed.

It is important to note that Fund shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in securities which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.
Summary of the principal risks:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):
    Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)                             0%
    Maximum Deferred Sales Charge (Load) (as a percentage of __)         0%
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends
         [and other Distributions] (as a percentage of __)               0%
    Redemption Fee as a percentage of amount redeemed, if applicable)    0%
    Exchange Fees                                                        0%
    Maximum Account Fee                                                $45

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
    Management Fees                                                     1.0%
    Distribution [and/or Service](12b-1)Fees                             0%
    Other Expenses (Estimated)
       Administrative Costs                     0.5%
    Total Annual Fund Operating Expenses                                1.5%
*In the event that the total funds operating expenses exceed 1.5% the Investment Adviser has a contractual obligation to waive any fees above that level.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year       3 Years      5 Years        10 Years
                 $150          $480        $840           $1,890

You would pay the following expenses if you did not redeem your shares:

                1 Year       3 Years      5 Years        10 Years
                 $150          $480        $840           $1,890

The fees illustrated are based on estimates.

                                      - 2 -
THE FUND
The Scott James Fund, Inc. (also referred to as the "Fund") was incorporated in Virginia on March 11, 1997. The Fund's office is in Falls
Church, VA. Mail may be addressed to:
6700 Arlington Boulevard, Falls Church, VA 22042.

OBJECTIVE AND POLICIES
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks. The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund.

Risk Assessment: Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular companies while in the Fund's portfolio. This price volatility may cause investors to lose money when they sell their shares.

Security Selection Criteria: The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund. Stocks will be purchased when their open market prices falls to low levels relative to their historical valuation. Valuation will be determined though a combination of book value, liquid assets, balance sheet strength, price-earnings ratio, dividend yield, and earnings. When the stocks reach high prices to their historical valuation they will be sold.

Portfolio Turnover Policy: The Fund intends to maintain a relatively low turnover, and expects portfolio turnover to be under 100% per year. The Adviser intends to conduct trades to accomplish the Fund's investment objectives. Securities recently bought may be sold, and securities recently sold may be repurchased if the Adviser deems these transactions may help the Fund accomplish its objectives. Short-term transactions result in higher brokerage expenses than long-term transactions. If these transactions result in gains that exceed 30% of the funds gross income during any year, the Fund will not qualify for tax-treatment as a regulated investment company. See "Tax-Status" page 5. The portfolio turnover rate will vary from year to year. Years with high portfolio turnover will result in higher than average transaction costs and may result in higher than average taxes on realized capital gains and may reduce the Fund's total return.

TAXATION
The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending upon the length of time the Fund holds its assets ). Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. The maximum capital gains tax rates for long-term gains are 20% for those in the 28% marginal and above and 10% for taxpayers whose marginal rate is 15%. All other income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions &, although in effect a return of capital, are subject to federal income taxes.

An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income Tax.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less: a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding
5% of the value of its total assets.
 c) Sell securities short.
 d) Invest in securities of other investment companies except as part of a merger, consolidation , or purchase of assets approved by the Fund's share-
    holders.
-3-
  e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of  the securities  of any  class of  another issuer, treating  all preferred securities  of an issuer  as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
i)	Invest in companies for the purpose of acquiring control.
j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years continuous operation, including the operations of any predecessor.
 n) Issue senior securities.
 o) The Fund will not invest more than 5% of the value of its total assets in any one issuer and will not own more than 10% of the outstanding voting securities of that issuer.
 p) The Fund will not invest in illiquid securities.

INVESTMENT ADVISER
The Scott S. James Company, located at 6700 Arlington Blvd., Falls Church, Virginia, is a Virginia corporation that acts as an Investment
Adviser to the Fund. The Scott S. James Company has been a Registered Investment Adviser since 1996, and manages over $50,000,000 for advisory clients. The portfolio manager is Mr. Scott S. James, CFP, who has been a registered representative since 1986, a Certified Financial Planner since 1989, and the president of a registered investment adviser, The Scott S. James Company since 1996. Mr. Scott S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

On January 28, 2000, the shareholders of the Fund approved a management and advisory contract with The Scott S. James Company. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, The Scott S. James Company will furnish investment direction on the basis of an ongoing reviews of securities to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to The -4-
Scott S. James Company. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to The Scott S. James Company a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly.

The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 25,000 shares of common stock of $0.004 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Scott S. James, 6700 Arlington Boulevard, Falls Church, VA 22042, as of the date of this Prospectus, owns all outstanding shares of the Fund. Owning all the shares of the Fund gives Scott S. James control over any votes that takes place for the fund, giving Scott S. James control over proxy votes, ability to add and remove directors, and ability to change fundamental investment strategies and policies of the fund.

SHARE  PURCHASE - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund will be registered in Virginia and therefore restricted to Virginia residents at the time of purchase. There will be no solicitation of out of the state of Virginia potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Any losses incurred because of purchase reneges will be reimbursed by the Investment Adviser.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100.

Reinvestments: The Fund will automatically retain and reinvest dividends & capital gains distributions and use same for the purchase of additional shares -5-
for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.

REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable. The Fund intends to make payments in cash.

PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

RETIREMENT PLANS - IRA
People who earn compensation and are not active participants (and who don't have a spouse who is an active participant) in an employee maintained retirement plan may establish IRA's using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax-deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nondeductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.
                                    -6-
Earnings under the IRA are reinvested and are tax-deferred until withdrawals be gin. The maximum annual contribution may be increased to $4,000 if you have a spouse who earns no compensation during the taxable year. A separate and independent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Scott James Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.

MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. They also appoint officers to run the Fund and select an Investment Adviser to provide investment advice. The Board meets six times a year to review Fund progress and status.

CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent, and as such will act as dividend paying agent.

REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semi-annually, containing un-audited financial statements.

AUDITORS: Mayah & Associates, Certified Public Accountants, New Carrolton, Maryland have been selected as the independent accountant and auditor of the Fund. Mayah & Associates has no direct or indirect financial interest in the Fund or the Adviser.

LITIGATION: As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.

-7-
                          SHARE PURCHASE APPLICATION
A)  Please fill out one of the following four types of accounts:
    1) *** Individual Accounts

 ______________________  __  ___________________    ______________________
       First Name        MI       Last Name         Social Security Number
    2) *** Joint Accounts

______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number

______________________  __  ___________________    ______________________
      First Name        MI       Last Name         Social Security Number
    3) *** Custodial Accounts

       ______________________  __  ___________________
       Custodian's First Name  MI  Custodian's Last Name

      ______________________  __  ____________________   ______________________
        Minor's First Name    MI   Minor's  Last Name      Minor's  Soc Sec #
    4) *** All Other Accounts

     _______________________________________________    ______________________
                       Name of Account                     Tax Identification #
     _______________________________________________
            (Use this second line if you need it)

B) Biographical and other information about the new account:

Number & Street _________________________________________________________
City________________________________   St_____   Zip_____________________

Citizen of____________ Home Phone_______________ Bus Phone_______________

Signature of Owner, Trustee or Custodian:    ____________________________

Signature of Joint Owner (if joint account): ____________________________

Amount of Investment $___________. Please make payment to The Scott James Fund.

Dividend Direction:   Reinvest all distributions |__|   Pay in Cash |__|

All applications are accepted in Virginia and under Virginia Laws.

C) Payer's request for Taxpayer identification number: (Please sign here also)
Part 1.-  Taxpayer Identification Number to
Social Security #    ____________________ or
Employer ID #  __________________________

Part II - Backup  Withholding:
Check if you are NOT subject backup withholding under the provisions of section 3406(a)(1)(C) of the Internal Revenue Code |__| Certification - Under the penalty of perjury, I certify that the information provided on this form is true, correct and complete.

Signature ___________________________________    Date _______________________
                                      - 8 -
         INVESTMENT ADVISER                            PROSPECTUS
    The Scott S. James Company                 The Scott James Fund, Inc.
     6700 Arlington Boulevard                   6700 Arlington Boulevard
      Falls Church, VA  22042                    Falls Church, VA  22042

                                                        1-703-533-2500
                                                        1-800-846-9350

                                                      March 30, 2001
          TABLE OF CONTENTS

FUND EXPENSES ...................... 2    	The Fund seeks capital
THE FUND ........................... 3		appreciation through common
OBJECTIVE & POLICIES                      	stocks.  Income from
  Objective ........................ 3    	investments is a subordinate
  Risk Assessment ...................3    	consideration.
  Security Selection Criteria ...... 3
  Portfolio Turnover Policy ........ 3
  INVESTMENT RESTRICTIONS .......... 3
INVESTMENT ADVISER ................. 4
CAPITALIZATION
  Description of Common Stock ...... 5
  Voting Rights .................... 5
  Major Shareholders ............... 5
SHARE PURCHASE - REINVESTMENTS
  Initial Investments .............. 5
  Subsequent Purchases ............. 5
  Reinvestments .................... 5
REDEMPTION OF SHARES ............... 6
PRICING OF SHARES .................. 6
RETIREMENT ACCOUNT - IRA ........... 6
MANAGEMENT OF THE FUND ............. 7
CUSTODIAN & TRANSFER AGENT ......... 7
REPORTS TO SHAREHOLDERS ............ 7
AUDITORS ........................... 7
LITIGATION ......................... 7
ADDITIONAL INFORMATION ............. 7
SHARE PURCHASE APPLICATION ......... 8
TAX ID APPLICATION FORM .............8

Back Page of Prospectus:

ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the Commission's Public Reference Room in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
Reports and other information about the Fund are available on the Commission's Internet site at http://ww.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Commission, Washington, D.C., 20549-6009. You may also e-mail the Public Reference Room at publicinfo@sec.gov. Shareholders may also direct inquiries to the Fund by phone or at the address given on page 1 of this Prospectus.

The Investment Company Act File Number for the Fund is #811-9809



















                             The Scott James Fund, Inc.
                             6700 Arlington Boulevard
                               Falls Church, VA 22042
                                   703-533-2500
                                   800-846-9350



                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                               March 30, 2001


This Statement is not a prospectus, but should be read in conjunction with the Fund's current prospectus dated March 30, 2001. To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.


                               TABLE OF CONTENTS
                  THE FUND ................................ 2
                  OBJECTIVE & POLICIES
                       Objective .......................... 2
                       Risk Assessment .................... 2
                       Security Selection Criteria ........ 2
                       Portfolio Turnover Policy .......... 2
                  INVESTMENT RESTRICTIONS ................. 2
                  INVESTMENT ADVISER ...................... 3
               	PRINCIPAL UNDERWRITER ................... 3
			DIVIDEND PAYING AGENT ................... 3
                  CAPITALIZATION
                       Description of Common Stock ........ 4
                       Voting Rights ...................... 4
                       Major Shareholders ................. 4
                  SHARE PURCHASE - REINVESTMENT
                       Initial Investments ................ 4
                       Subsequent Purchases ............... 4
                       Reinvestments ...................... 5
                  REDEMPTION OF SHARES .................... 5
                  PRICING OF SHARES ....................... 5
                  TAX STATUS .............................. 5
                  OFFICERS AND DIRECTORS OF THE FUND ...... 6
                  BROKERAGE ............................... 7
                  AUDITOR'S REPORT ........................ 8
                  STATEMENT OF ASSETS & LIABILITIES ....... 9
                  NOTES TO FINANCIAL STATEMENTS ...........10










                                     - 1 -
THE FUND
The Scott James Fund, Inc. (also referred to as the "Fund") was incorporated in Virginia on March 11, 1997. The Fund's registered office is in Falls Church, VA.
Mail may be addressed to:  6700 Arlington Boulevard, Falls Church, VA  22042.

THE FUND AND INVESTMENT OBJECTIVES
The Scott James Fund (the Fund) is an open-end diversified management investment company that seeks capital appreciation through common stocks.
Current income from investments is a subordinate consideration. The Fund will seek appreciation by buying stocks when they reach levels representing good value, and as such, the Fund is considered a Value Fund. The Fund intends to focus investments in the Small-Cap category, making the fund a Small-Cap Value Fund.

PRINCIPAL RISKS
A primary risk of the value investment strategy, is during periods when the value investment style is out of favor, the fund may underperform the general market, or even losing money, causing your share prices to decline, which may result in losses if you sell your shares. Small-Cap companies, which have market capitalizations of less than $1 billion, are exposed to greater than average business risks because of their small size. This additional business risk exposes these stocks to greater than average market fluctuations, and therefore, the Fund is exposed to greater than average fluctuation risk. These market price fluctuations may cause you to lose money when shares are redeemed.

It is important to note that Fund shares are not guaranteed or insured by the FDIC or any other agency of the US Government. As with any investment in securities which may be subject to wide fluctuations in market value, you may lose money by investing in the Fund.

Security Selection Criteria:
Security selection will be based on, but not limited to the following factors: stock price relative to historical valuation, stock price relative to book value, stock price relative to liquid assets, stock price relative to earnings, balance sheet strength, earnings history, dividend yields, and management ownership in the stock. When the stocks reach high prices to their historical valuation they will be sold.

Portfolio Turnover Policy: The Fund intends to maintain a relatively low turnover policy, and expects portfolio turnover to be under 100% per year. The Adviser intends to conduct trades to accomplish the Fund's investment objectives. Securities recently bought may be sold, and securities recently sold may be repurchased if the Adviser deems these transactions may help the Fund accomplish its objectives. Short term transactions result in higher brokerage expenses than long-term transactions. If these transactions result in gains that exceed 30% of the funds gross income during any year, the Fund will not qualify for tax-treatment as a regulated investment company. See "Tax-Status" page 5. The portfolio turnover rate will vary from year to year. Years with high portfolio turnover will result in higher than average transaction costs and may result in higher than average taxes on realized capital gains and may reduce the Fund's total return.

INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or B) of more than 50% of the outstanding voting securities, whichever is less:
 a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities. -2-
 b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5%
    of the value of its total assets.
 c) Sell securities short.
d)Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders.
 e) Invest over 25% of its assets at the time of purchase in any one industry.
 f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 i) Invest in companies for the purpose of acquiring control.
 j) The Fund may not purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 k) Pledge, mortgage or hypothecate any of its assets.
 l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years'
    continuous operation, including the operations of any predecessor.
 n) Issue senior securities.
 o) The Fund will not invest more than 5% of the value of its total assets in any one issuer and will not own more than 10% of the outstanding voting securities of that issuer.
 p) The fund will not invest in illiquid securities.

In addition to the previously mentioned policies previously described, which are subject to certain restrictions described in the following, the Fund may employ some or all of the following investment techniques. Some of these investment techniques involve special risks, which are described below.


-3-
INVESTMENT ADVISER
The Scott S. James Company, located at 6700 Arlington Boulevard, Falls Church, Virginia, is a Virginia corporation that acts as an Investment
Adviser to the Fund. The Scott S. James Company has been a Registered Investment Adviser since 1996, and manages over $60,000,000 for advisory clients. The portfolio manager is Mr. Scott S. James, CFP, who has been a registered representative since 1986, a Certified Financial Planner since 1989, and a the president of a registered investment adviser, The Scott S. James Company since 1996. Mr. Scott S. James is the sole owner, director and officer of the Investment Adviser and is also President of the Fund.

On January 28, 2000 the shareholders of the Fund approved a management and advisory contract with The Scott S. James Company. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement or interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the Agreement, The Scott S. James Company will furnish investment direction on the basis of an ongoing reviews of securities to determine when and what securities will be purchased or disposed by designated Fund personnel. The Agreement may be terminated at any time, without payment of penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to The Scott S. James Company. In the event of its assignment, the Agreement will terminate automatically. For these services, the Fund has agreed to pay to The Scott S. James Company a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Advisor may elect to forgo fees.
The Investment Adviser is required, by contract, to render research, statistical and advisory services to the Fund; to make specific recommendations based on the Fund's investment requirements; and to pay salaries of the Fund's employees who may be officers or directors or employees of the Investment Adviser. Excepting these items, the Fund pays all other fees and expenses incurred in conducting its business affairs. The Investment Adviser paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.

PRINICIPAL UNDERWRITER
The Fund acts as its own underwriter, located at 6700 Arlington Boulevard, Falls Church, VA 22042. The Fund will Continuously underwrite the securities. There are no underwriting commissions charges by the Fund.

DIVIDEND PAYING AGENT
The Scott James Fund Inc., 6700 Arlington Boulevard, Falls Church, Virginia 22042, will act as the Dividend Paying Agent for the Fund.

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 25,000 shares of common stock of $0.004 par value per share. Each share has equal dividend, distribution and liquidation rights with no conversion or pre-emptive rights. All shares issued are fully paid and non-accessible.

Voting Rights: Each shareholder has one vote for each share held. Voting rights are non-cumulative, which means that holders of a majority of shares can elect all directors of the Fund if they so choose.

Major Shareholders: Scott S. James, 6700 Arlington Boulevard, Falls Church, VA 22042, as of the date of this Prospectus, owns all outstanding shares of the Fund. Owning all the shares of the Fund gives Scott S. James control over any votes that takes place for the fund, giving Scott S. James control over proxy votes, ability to add and remove directors, and ability to change fundamental investment strategies and policies of the fund.
-4-
Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. The Fund is registered in Virginia and restricted to Virginia residents at the time of purchase. There will be no solicitation of out of the state of Virginia potential shareholders until registration under the Blue Sky laws of the state of residence have been met. Any losses incurred because of purchase reneges will be reimbursed by the Investment Adviser.

Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable three business days after the purchase date. The minimum is $100.

Reinvestments: The Fund will automatically retain and reinvest dividends & capital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholders in cash or request any other information they desire about the Fund either by US mail or by phone.

REDEMPTION OF SHARES:
The Fund will redeem all or any part of the shares of any shareholder who tenders a request for redemption (if certificates have not been issued) or certificates with respect to shares for which certificates have been issued.
In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than their cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.
PRICING OF SHARES:
The net asset value of the Fund's shares is determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of
Martin Luther King Day, Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christmas & New Year's Day. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.
TAX STATUS:
Under the provisions of  Sub-Chapter  M  of the Internal Revenue Code of 1954
as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income
tax on the amounts distributed to shareholders.   In order to qualify as  a
"regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions and no more than 50% of the Fund assets may be held in security
-5-
holdings that exceed 5% of the total assets of the Fund at time of purchase.
The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending upon the length of time the Fund holds its assets ). Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time
Fund shares have been held by the investor. The maximum long-term capital gains tax rates for long-term gains are 20% for those in the 28% marginal will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions &, although in effect a return of capital, are subject to federal income taxes.

An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income Tax.

The Fund is required by federal law to withhold 31% of reportable payments &, although in effect a return of capital, are subject to federal income taxes.

An exchange of the Fund's shares for shares of another fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income Tax.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, age, princi-pal occupations and percent of shares outstanding held during the past five years are:
                                                  Occupation       Percent
   Name and Address       Age   Position         Past 5 Years      of Class

   Scott S. James*        37    President  Registered Representative  100%
							 Commonwealth Financial Network
						 President, The Scott S. James Co.
   6700 Arlington Blvd.         Interested
   Falls Church, VA  22042      Director

   Zhifeng Sun            30    Non-Interested   Sr. Tech Consultant 0.00%
   6715 Farragut Ave.	        Director         Noriden, Corp.
   Falls Church, VA  22042                       Technology Consultants

   Xiongwu Wu             36    Non-Interested   Research Professor  0.00%
   431 West Street, NW		  Director         Georgetown University
   Vienna, VA  22180					 Molecular Dynamics
* Directors of the Fund who are considered "Interested Directors" as defined by the Investment Company act of 1940. Mr. James is President and owner of the Fund's Investment Adviser.
Less than $1,000 is estimated to be paid to Officers and Directors of the Fund for travel expenses associated with their Fund duties in 2000. The Fund does not compensate its officers and directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.
-6-
The Fund and the investment adviser, The Scott S. James Company, and the principal underwriter, have adopted codes of ethics under rule 17j-1 of the Investment Company Act. These codes permit personnel of the investment adviser and principal underwriting company to purchase securities purchased or held by the fund provided duplicate trade confirmations and statements are furnished to the Board of all transactions on a timely basis, and the Code of Ethics clearly indicates similar transactions for personnel must not take place prior to the completion of transactions by the Fund.

BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. The Fund's President will select brokers who meet select brokers who meet the primary requirements of execution and price, and also may have furnished publicly available statistical or other factual information which appear helpful or necessary to the Fund's normal operations. No effort will be made in any given circumstance to determine the value of this information or the amount it might have reduced Adviser expenses. The Fund will not pay any more than the minimum clearing costs for any trades placed through persons affiliated to the Fund, therefore broker's affiliated to the Fund will not earn any commissions for trades placed for the Fund.

Other than as set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to firms furnishing these materials and executions. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid to brokers quarterly.


























                                     - 7 -
The Independent Auditor's Report:

To the Shareholders and Board of Directors of The Scott James Fund, Inc.

Sirs,

We have audited the accompanying statement of assets and liabilities of The Scott James Fund, Inc. including the schedule of investments and changes in net assets and the related statements of operations and cash flows for the year ended December 31, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities and statement of operations are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities and statement of operations referred to above presents fairly, in all material respects, the financial position of The Scott James Fund, Inc. as of December 31, 2000, changes in net assets and the results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.

/s/ Tamba S. Mayah, CPA
MAYAH & ASSOCIATES, CPAs
New Carrollton, MD
March 30, 2001

The Scott James Fund, Inc.
6700 Arlington Boulevard
Falls Church, VA  22042

Independent Auditor's Report: The Independent Auditor is Mayah & Associates, Certified Public Accountants.

                           The Scott James Fund, Inc. (1)
                      Audited Statement of Assets and Liabilities (2)
                                 December 31, 2000

             ASSETS                   Balance                  Balance
                                  First Virginia Bank       E-Trade A/C
01/01/00      Cash                      -0-                     -0-
01/31/00      Cash                 $109,274.23                  -0-
10/31/00      Cash                  111,259.25                  -0-
11/08/00      Cash/Investments     <100,000.00>             $100,000.00
11/17/00      Cash/Investments     <  9,750.00>                9,750.00
11/30/00      Cash/Investments        1,499.25               107,004.82
12/31/00      Cash/Investments        2,499.25               104,506.53
                                   -----------              -----------

Total Asset Value on 12/31/00                               $107,005.78
                                                            -----------

Net Assets (equivalent to $950.68 per share based
on 112.557 shares of capital stock outstanding,             $107,005.78
25,0000 shares authorized, $.004 par value).                ===========

                         Composition of Net Assets

Share of Common Stock                                       $    100.00
Paid in Capital                                              106,905.78
                                                            -----------

Net Assets December 31, 2000                                $107,005.78
                                                            ===========

The Scott James Fund, Inc.
Statement of Operations
Period January 20, 2000 (inception date) - December 31, 2000

Investment Income
  Income
    Dividends                            $  768.46
    Interest                              2,066.77
    Short-term Capital Gains                351.88
                                        -----------
      Total Income                       $3,187.11

  Expenses
    Investment Advisory Fee                     0
    Interest                                    0
    Professional Fees                           0
    Custodian and transfer agent fees           0
    Distribution Expenses                       0
    State and local taxes not income taxes      0
    Director's Fees                             0
    Dividends on securities sold short          0
                                           ------
      Total Expenses                                      $      0
                                                          ---------
      Investment Income--Net                              $3,187.11
                                                          ---------


  Realized and unrealized gain (loss) on investments
    Net Realized gain on investments                     $ 3,187.11
    Change in unrealized appreciation of investments      <5,931.42>
                                                          ----------
    Net increase in net assets resulting from operations  <2,744.31>
                                                          ==========

See accompanying notes which are an integral part of these financial statements.

Notes to the Statement of Assets and Liabilities

Note 1: On February 28, 2000 The Scott James Fund, Inc. contracted The Scott S. James Company to act as Investment Adviser for the Fund. The Fund will pay the Company a fee of 1% per year on the net assets of the Fund. Mr. Scott S. James is 100% owner of both the Fund and the Adviser Company.

Note 2: Organization
The Scott James Fund [the 'Fund'] was organized as a corporation in Virginia on March 11, 1997. The Fund had no operations since that date other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, and the sale and issuance of 109.4 shares of common stock ('initial shares') to its initial investor on January 20, 2000.

Note 3:  Organizational Costs
The Fund's Investment Adviser assumed the organizational costs.

Note 4:  Registration Fees
The Fund's Investment Adviser assumed the registration fees.

Note 5: Significant Accounting Policies. Scott James Fund, Inc. is authorized to issue 25,000 shares. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Virginia company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation: Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. The prices at 4:00 EST will be used.

Income Taxes: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

Investment Income: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

- 9 -


FORM N-1A
PART C - OTHER INFORMATION

       Contents                                    Page #

A.  Articles of Incorporation                   Exhibit 3 i
B.  By-laws                                     Exhibit 3 ii
C.  Instruments Defining Rights of Security Holders   1
D.  Investment Advisory Contract                Exhibit 10 i
E.  Underwriting Contracts                            1
F.  Bonus or Profit Sharing Contracts          Not Applicable
G.  Custodian Agreement                               1
H.  Other Material Contracts                   Not Applicable
I.  Legal Opinion                              Exhibit 11 i
J.  Other Opinions, Auditor's Consent          Exhibit 11 ii
K.  Omitted Financial Statements               Not Applicable
L.  Initial Capital Agreements                 Exhibit 11 iii
M.  Rule 12b-1 Plan                            Not Applicable
N.  Financial Data Schedule                           2
O.  Rule 18f-3 Plan                            Not Applicable
P.  Code of Ethics                             Exhibit 12 I
Q.  Indemnification                                   3
R.  Control Persons                                   3
S.  Activities of Investment Adviser                  3
T.  Management Services                        Not Applicable
U.  Undertakings                                      3
V.  Signatures                                        4

Exhibits
  Articles of Incorporation                           3 i
  By-Laws                                             3 ii
  Investment Advisory Contract                       10 i
  Reimbursement Agreements - Officers/Directors      10 ii
  Custodian Agreement                                10 iii
  Legal Opinion                                      11 i
  Auditor's Consent                                  11 ii
  Code of Ethics                                     12 i



- i -

A.  Articles of Incorporation:  Please see Exhibit 3 i.

B.  By-laws: Please see Exhibit 3 ii.

C. Instruments Defining Rights of Security Holders: Shareholder rights are defined in the Fund's by-laws, exhibit 3 ii.

D.  Investment Advisory Contract:  Please see Exhibit 10 i.

E. Underwriting Contracts: The Fund acts as its own underwriter, located at 6700 Arlington Boulevard, Falls Church, VA 22042. The Fund will continuously underwrite the securities. There are no underwriting commissions charged by the Fund.

F.  Bonus or Profit Sharing Contracts:  Not applicable.

G.  Custodian Agreement:  Please see Exhibit 10 iii.

H.  Other Material Contracts:  Not applicable.

I.  Legal Opinion: See Exhibit 11 i.

J.  Other Opinions, Auditor's Consent:  See Exhibit 11 ii.

K.  Omitted Financial Statements:  Not applicable.

L.  Initial Capital Agreements:  See Exhibit 11 iii.

M.  Rule 12-b-1 Plan:  Not applicable.

N.  Financial Data Schedule:

	1. Financial Statements - Condensed financial information on a per share is presented in Part A. All other financial statements are presented in Part B.  These include:
         Statement of Assets & Liabilities               3/30/01
         Notes to Statement of Assets and Liabilities    3/30/01

   	2. Exhibits - All exhibits believed to be applicable to this filing include:
         (3.i)    Articles of Incorporation
         (3.ii)   By-Laws
         (10.i)   Investment Advisory Contract
         (10.ii) Reimbursement Agreements with Officers and/or Directors (10.iii) Custodian Agreement
         (11.i)   Legal Opinion
         (11.ii)  Auditor's Consent
         (11.iii) Intiial Capital Agreement
         (12.i)   Code of Ethics

O.  Rule 18f-3 Plan:  Not applicable.

P.  Code of Ethics:  See Exhibit 12i.

Q. Indemnification -Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as
expressed in  the  Act and is, therefore, unenforceable.   In the
event that a claim for indemnification against such liabilities
(other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

R.    Control Persons:
Scott S. James owns 100% of The Scott James Fund, Inc., Incorporated in the Commonwealth of Virginia.
Scott S. James owns 100% of The Scott S. James Company, Incorporated in the Commonwealth of Virginia, Investment Adviser for The Scott James Fund.

S.	Activities of Investment Adviser: The Scott S. James
      Company's activity at the present time is performance on its Investment Advisory Contract currently effective with The Scott James Fund, Inc. The Scott S. James Company serves as Investment Advisor for over 300 individual investors. Mr. Scott
      S. James is the owner, officer, and director of The Scott S.
      James Company.

T.  Management Services:  Not applicable.

U.	Undertakings - The Fund will file a post-effective amendment to this registration statement within four to six months of the effective date of Registrant's 1933 Act Registration Statement. Financial statements will be presented that need not be certified.


V.  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Scott James Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on as duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fairfax and Commonwealth of Virginia, on the 10th day of September, 2000.


                                                 The Scott James Fund
                                                 /s/ Scott S. James
                                                 Scott S. James
                                                 President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date

/s/ Scott S. James             President, CEO and Director          3/30/01
Scott S. James

/s/ Zhifeng Sun                Director                            3/30/01
Zhifeng Sun

/s/ Xiongwu Wu                 Director                            3/30/01
Xiongwu Wu










                                     - 2 -
                                                      The Scott James Fund
                                                      6700 Arlington Boulevard
                                                      Falls Church, VA  22042
                                                      703-533-2500
                                                      March 30, 2001


Securities & Exchange Commission
Washington, D.C. 20549

Dear SEC;

We hereby submit the annual report for The Scott James Fund, Inc.
for the year ended 12/31/2000.

Respectfully Submitted


/s/ Scott S. James
Scott S. James
President





















                                 EXHIBIT - 3 i

Filed with the Department of State on March 13, 1997

William J. Bridge
____________________________
Clerk Of The Commission, Commonwealth of Virginia


ARTICLES OF INCORPORATION-FOR PROFIT
OF

THE SCOTT JAMES FUND, INC.

A Business-Stock Corporation
ID:   0481215 - 2
DSN:  97-03-12-0051

The undersigned, pursuant to Chapter 9 of Title 13.1 of the Code of Virginia, states at follows:

1. The name of the corporation is:  The Scott James Fund, Inc.

2. The number (and classes, if any) of shares the corporation is authorized to issue is (are): Number of shares authorized: 25,000 Class(es): Common

3.. The aggregate number of shares authorized is: 25,000.

5. The name and address of the incorporator is:

       Scott S. James    6700 Arlington Boulevard     Falls Church, VA  22042

6. The specified effective date is: March 11, 1997.

7. No additional provisions of the articles.

8. The corporation is not a statutory close corporation.

9. The corporation is not a cooperative corporation.


IN TESTIMONY WHEREOF the incorporator has signed these Articles of Incorporation this 11th day of March, 1997.


                                                      Scott S. James


                                                    _________________
                                                    /s/ Scott S. James



                                    - 1 -


                                 EXHIBIT 3 ii
                       THE SCOTT JAMES FUND, INC. BY-LAWS
ARTICLE I  - OFFICES

Section I. The principal office of the Corporation shall be in the City of Falls Church, County of Fairfax, State of Virginia. The Corporation shall also have offices at such other places as the Board of Directors may from time to time determine and the business of the Corporation may require.

ARTICLE II - SHAREHOLDER RECORDS

Section 1. The shareholder records will be maintained in book entry format. Individual stock certificates will not be issued. Records will be maintained at the fund's headquarters and a backup will be maintained off site.

Section 2. Shares of the capital stock of the Corporation shall be transferable only on the books of the Corporation by the person in whose name such shares are registered, or by his duly authorized transfer agent.

Section 3. The Corporation shall be entitled to treat the holder of record any share or shares of its capital stock as the owner thereof, & accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person, whether or not the Corporation shall have express or other notice thereof, except as otherwise provided by the laws of the State of Virginia.

ARTICLE III - MEETING OF STOCKHOLDERS

Section 1. Special meetings of the stockholders may be called at any time by the President, and shall be called at any time by the President, upon the written request of a majority of the members of the Board of Directors, or upon the written request of the holders of a majority of the shares of the capital stock of the Corporation issued and outstanding and entitled to vote at such meeting. Upon receipt of a written request from any person or persons entitled to call a special meeting, which shall state the object of the meeting, it shall be the duty of the President; or, in his absence, the Secretary, to call such meeting to be held not less than ten days nor more than sixty days after the receipt of such request. Special meetings of the stockholders shall be held at the principal office of the Corporation, or at such other place within or without the State of Virginia as the Board of Directors may from time to time direct, or at such place within or without the State of Virginia as shall be specified in the notice of such meeting.
- 1 -
Section 2. Notice of the time and place of the annual or any special meeting of the stockholders shall be given to each stockholder entitled to notice of such meeting at least ten days prior to the date of such meeting. In the case of special meetings of the stockholders, the notice shall specify the object or objects of such meeting, and no business shall be transacted at such meeting other than that mentioned in the call.

Section 3. The Board of Directors may close the stock transfer books of the corporation for a period not exceeding sixty days preceding the date of any meeting of stockholders, or the date for payment of any dividends, or the date for the allotment of rights, or the date when any change or conversion or exchange of capital stock shall go into effect, or for a period of not exceeding sixty days in connection with the obtaining of the consent of stockholders for any purpose; provided, however, that in lieu of closing the stock transfer books as aforesaid, the Board of Directors may fix in advance a date, not exceeding sixty days preceding the date of any meeting of stockholders, or the date for the payment of any dividend, or the date for the allotment of rights of the date when any change or conversion or exchange of capital stock shall go into effect, or a date in connection with obtaining such consent, as a record date for the determination of the stockholders entitled to notice of, and to vote at, such meeting and any adjournment thereof, or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, or to give such consent, as the case may be, notwithstanding any transfer of any stock on the books of the Corporation after any such record date as aforesaid.

Section 4. At least ten days before every election of directors of the Corporation, the Secretary shall prepare and file in the office where the election is to be held a complete list of the stockholders entitled to vote at the ensuing election, arranged in alphabetical order, with the residence of each stockholder and the number of voting shares held by him, and such list shall at all times, during the usual hours for business and during the whole time of said election, be open to the examination of any stockholder.

Section 5. At all meetings of the stockholders, a quorum shall consist of the persons representing a majority of the outstanding shares of the capital stock of the Corporation entitled to vote at such meeting. In the absence of a quorum no business shall be transacted except that the stockholders present in person or by proxy and entitled to vote at such meeting shall have power to adjourn the meeting from time to time without notice other than announcement at the meeting until a quorum shall be present. At any such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting on the date specified in the original notice. If a quorum is present at any meeting the holders of the majority of the shares of the Corporation issued and outstanding and entitled to vote at the meeting who shall be present in person or by proxy at the meeting shall have power to act upon all matters properly before the meeting, and shall also have power to adjourn the meeting to any specific time or times, and no notice of any such adjourned meeting need be given to stockholders absent or otherwise.

Section 6. At all meetings of the stockholders the following order of business shall be substantially observed, as far as it is consistent with the purpose of the meeting:
                        Election of Directors
                        Ratification of Elections of Auditors
                        New Business
- 2 -
Section 7. At any meeting of the stockholders of the Corporation every stock holder having the right to vote shall be entitled in person or by proxy appointed by an instrument in writing subscribed by such stockholder and bearing a date not more than three years prior to said meeting unless such instrument provides for a longer period, to one vote for each share of stock having voting power registered in his name on the books of the corporation.

ARTICLE IV - DIRECTORS

Section 1. The Board of Directors shall consist of not less than three nor more than twelve members, who may be any persons, whether or not they hold any shares of the capital stock of the corporation.

Section 2. The directors shall be elected annually by the stockholders of the Corporation at their annual meeting, and shall hold office for the term of one year and until their successors shall be duly elected and shall qualify.

Section 3. The Board of Directors shall have the control and management of the business of the Corporation, and in addition to the powers and authority by these by-laws expressly conferred upon them, may, subject to the provisions of the laws of the State of Virginia and of the Certificate of Incorporation, exercise all such powers of the Corporation and do all such acts and things as are not required by law or by the Certificate of Incorporation to be exercised or done by the stockholders.

Section 4. If the office of any director becomes or is vacant by reason of death, resignation, removal, disqualification or otherwise, the remaining di-rectors may by vote of a majority of said directors choose a successor or suc-cessors who shall hold office for the unexpired term; provided that vacancies on the Board of Directors may be so filled only if, after the filling of the same, at least two-thirds of the directors then holding office would be directors elected to such office by the stockholders at a meeting or meetings called for the purpose. In the event that at any time less than a majority of the direct-ors were so elected promptly as possible and in any event within sixty days for the purpose of electing directors to fill any vacancy which has not been filled by the directors in office. Any other vacancies in the Board of Directors not filled by the directors may also be filled for an unexpired term by the stockholders at a meeting called for that purpose.

Section 5. The Board of Directors shall have power to appoint, and at its dis-cretion to remove or suspend, any officer, officers, managers, superintendents, subordinates, assistants, clerks, agents & employees, permanently or temporari-ly, as the Board may think fit, and to determine their duties and to fix, & from time to time change, their salaries or emoluments, & to require security in such instances and in such amounts as it may deem proper. No contract of employment for services to be rendered to the Corporation shall be of longer duration than two weeks, unless such contract of employment shall be in writing, signed by the officers of the Corporation and approved by the Board of Directors.

Section 6. In case of the absence of an officer of the Corporation, or for any other reason which may seem sufficient to the Board of Directors, the Board may delegate his powers and duties for the time being to any other officer of the Corporation or to any director.



- 3 -
Section 7. The Board of Directors may, be resolution or resolutions passed by a majority of the whole Board, designate one or more committees, each committee to consist of two or more of the directors of the Corporation, which to the extent provided in such resolution or resolutions, shall have and may exercise the pow-ers of the Board of Directors in the management of the business and affairs of the Corporation, and may have power to authorize the seal of the Corporation to be affixed to all papers which may require it. Such committee or committees shall have such name or names as may be determined from time to time by resolu-tion adopted by the Board of Directors. Any such committee shall keep regular minutes of its proceedings, and shall report the same to the Board when requir-ed.

Section 8. The Board of Directors may hold their meetings and keep the books of the Corporation, except the original or duplicate stock ledger, outside of the State of Virginia at such place or places as they may from time to time de-termine.

Section 9. The Board of Directors shall have power to fix, and from time to time to change the compensation, if any, of the directors of the Corporation.

Section 10. The Board of Directors shall present at each annual meeting of the shareholders, and, when called for by vote of the stockholders, at any special meeting of the stockholders, a full and clear statement of the business and con-condition of the Corporation.

ARTICLE V - DIRECTORS MEETINGS

Section 1. Regular meetings of the Board of Directors shall be held without no-tice at such times and places as may be free from time to time prescribed by the Board.

Section 2. Special meetings of the Board of Directors may be called at any time by the President, and shall be called by the President upon the written request of a majority of the members of the Board of Directors. Unless notice is waived by all the members of the Board of Directors, notice of any special meeting shall be sent to each director at least twenty-four hours prior to the date of such meeting, and such notice shall state the time, place and object or objects of such special meeting.

Section 3. Three member of the Board of Directors shall constitute a quorum for the transaction of business at any meeting. The act of a majority of the di-rectors present at any meeting where there is a quorum shall be the act of the Board of Directors, except as may be otherwise specifically provided by statue or by the Certificate of Incorporation or by these by-laws.

Section 4. The order of business at meetings of the Board of Directors shall be described from time to time by the Board.


ARTICLE VI - OFFICERS AND AGENTS

Section 1. At the first meeting of the Board of Directors after the election of directors in each year, the Board shall elect a President, a Secretary and a Treasurer, and may elect or appoint one or more Vice Presidents, Assistant Sec-retaries, Assistant Treasurers, and such other officers and agents as the Board may deem necessary and as the business of the Corporation may require.
- 4 -
Section 2. The President and the Chairman of the Board shall be elected from the membership of the Board of Directors, but other officers need not be members of the Board of Directors. Any two or more offices may be held by the same per-son. All officers of the Corporation shall serve for one year and until their successors shall have been duly elected and shall have qualified; provided, how-ever, that any officer may be removed at any time, either with or without cause, by action of the Board of Directors.

Section 3. The salaries of all officers and agents of the Corporation shall be fixed by the Board of Directors.

ARTICLE VII - DUTIES OF OFFICERS

PRESIDENT

Section 1. The President shall be the Chief Executive Officer and head of the Corporation, and in the recess of the Board of Directors shall have the general control and management of its business and affairs, subject, however, to the re-gulations of the Board of Directors. He shall preside at all meetings of the stockholders and shall be a member exofficio of all standing committees.

Section 2. The President shall call all special or other meetings of the stock-holders and Board of Directors. In case the President shall at any time neglect or refuse to call a special meeting of the stockholders when requested so to do by a majority of the directors, or by the stockholder representing a majority of the stock of the Corporation, as is elsewhere in these by-laws provided, then and in such case, such special meeting shall be called by the Secretary, or in the event of his neglect or refusal to call such meeting, may be called by a ma-jority of the directors or by the stockholders representing a majority of the stock of the Corporation, who desire such special meeting, as the case may be, upon notice as hereinbefore provided. In case the President shall at any time neglect or refuse to call a special meeting of the Board of Directors when re-quested to do so by a majority of the Directors, as is elsewhere in these by-laws provided, then and in such case, such special meeting may be called by the majority of the directors desiring such special meeting, upon notice as hereinbefore provided.

VICE PRESIDENTS

Section 3. In case of the absence of the President, the Vice President, or, if there be more than one Vice President, then the Vice Presidents, according to their seniority, shall preside at the meetings of the stockholders of the Corp-oration. In the event of the absence, resignation, disability or death of the President, such Vice President shall exercise all the powers and perform all the duties of the President until the return of the President or until such disabil-ity shall have been removed or until a new President shall have been elected.

THE SECRETARY AND ASSISTANT SECRETARIES

Section 4. The Secretary shall attend all meetings of the stockholders and shall record all the proceedings thereof in a book to be kept for that purpose and he shall record all the proceedings thereof in a book to be kept for that purpose and he shall be the custodian of the corporate seal of the Corporation. In the absence of the Secretary, an Assistant Secretary or any other person appointed or elected by the Board of Directors, as is elsewhere in these by-laws provided, may exercise the rights and perform the duties of the Secretary.
- 5 -
Section 5. The Assistant Secretary, or, if there be more than one Assistant Secretary, then the Assistant Secretaries in the order of their seniority shall, in the absence or disability of the Secretary, perform the duties and exercise the powers of the Secretary. Any Assistant Secretary elected by the Board shall also perform such other duties and exercise such other powers as the Board of Directors shall from time to time prescribe.

THE TREASURER AND ASSISTANT TREASURERS

Section 6. The Treasurer shall keep full and correct accounts of the receipts and expenditures of the Corporation in books belonging to the Corporation, and shall deposit all monies and valuable effects in the name and to the credit of the Corporation and in such depositories as may be designated by the Board of Directors, and shall, if the Board shall so direct, give bond with sufficient security and in such amount as may be required by the Board of Directors for the faithful performance of his duties. He shall disburse funds of the Corporation as may be ordered by the Board of Directors, taking proper vouchers for such disbursements, and shall render to the President and Board of Directors at the regular meetings of the Board, or whenever they may require it, an account of all his transactions as the chief fiscal officer of the corporation, and of the financial condition of the Corporation.

Section 7. The Assistant Treasurer, or if there be more than one Assistant Treasurer, then the Assistant Treasurers in the order of their seniority, shall, in the absence or disability of the Treasurer, perform the duties and exercise the powers of the Treasurer. Any Assistant Treasurer elected by the Board shall also perform such duties and exercise such powers as the Board of Directors shall from time to time prescribe.

ARTICLE VIII - CHECKS, DRAFTS, NOTES, ETC.

Section 1. All checks shall bear the signature of such person or persons as the Board of Directors may from time to time direct.

Section 2. All notes and other similar obligations and acceptances of drafts by the Corporation shall be signed by such person or persons as the Board of Di-rectors may from time to time direct.

Section 3. Any officer of the Corporation or any other employee, as the Board of Directors may from time to time direct, shall have full power to endorse for deposit all checks and all negotiable paper drawn payable to his or their order or to the order of the Corporation.

ARTICLE IX - CORPORATE SEAL
Section 1. The corporate seal of the Corporation shall have inscribed thereon the name of the Corporation, the year of its organization, and the words Corpor-ate Seal, Virginia. Such seal may be used by causing it or a facsimile thereof to be impressed or affixed or reproduced or otherwise.

ARTICLE X - DIVIDENDS

Section 1. Dividends upon the shares of the capital stock of the Corporation may, subject to the provisions of the Certificate of Incorporation, if any, be declared by the Board of Directors at any regular or special meeting, pursuant to law. Dividends may be paid in cash, in property, or in shares of the capital stock of the Corporation.
- 6 -
Section 2. Before payment of any dividend there may be set aside out of any funds of the Corporation available for dividends such sum or sums as the Board of Directors may, from time to time, in their absolute discretion, think proper as a reserve fund to meet contingencies, or for equalizing dividends, or for re-pairing or maintaining any property of the Corporation, or for such other pur-pose as the Board of Directors shall deem to be for the best interests of the Corporation, and the Board of Directors may abolish any such reserve in the man-ner in which it was created.

ARTICLE XI - FISCAL YEAR

Section 1. The fiscal year of the Corporation shall begin on January 1 of each year, and end on December 31 of each year.

ARTICLE XII - NOTICES

Section 1. Whenever under the provisions of these by-laws notice is required to be given to any director or stockholder, it shall not be construed to mean per-sonal notice, and such notice may be given in writing, by mail, by depositing the same in the post office or letter box, in a postpaid sealed wrapper, add-ressed to such director or stockholder at such address as shall appear on the books of the Corporation, or, if the address of such director or stockholder does not appear on the books of the Corporation, to such director or stockholder at the General Post Office in the City of Falls Church, Virginia and such notice shall be deemed to be given at the time it shall be so deposited in the post office or letter box. In the case of directors, such notice may also be given by telephone, telegraph or cable.

Section 2. Any notice required to be given under these by-laws may be waived in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein.

Section 3. Each director and officer (and his heirs, executors, and adminis-trators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he may be made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suits or proceed-ings in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the con-duct of his office. In the absence of any adjudication which expressly finds that the director or officer is so liable or which expressly absolves him of liability for willful misfeasance, bad faith, gross negligence or reckless dis-regard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrat-ors) shall be indemnified by the Corporation against payments made, including reasonable costs determination by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been liti-gated to a conclusion. Such a determination by independent counsel, and the payments of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceed-ings on the grounds that the person indemnified was liable to the Corporation or its security holders by reason of the conduct as used herein. The foregoing provisions shall be exclusive of any other rights of indemnification to which the officers and directors might otherwise be entitled.

- 7 -
ARTICLE XIII - AMENDEMENTS

Section 1. These by-laws may be amended, altered, repealed or added to at the annual meeting of the stockholders of the Corporation or of the Board of Direct-ors, or at any special meeting of the stockholders or of the Board of Directors called for that purpose, by the affirmative vote of the holders of a majority of the shares of capital stock of the Corporation then issued and outstanding and entitled to vote, or by a majority of the Whole Board of Directors, as the case may be.

ARTICLE XIV - INVESTMENT RESTRICTIONS

By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.

/s/ Scott S. James
Scott S. James, President


- 8 -
Exhibit - 10 i

                         INVESTMENT ADVISORY CONTRACT

AGREEMENT, made by and between The Scott James Fund, Inc., a Virginia Corporation, (hereinafter called "Fund") and The Scott S. James Company, a Virginia Corporation (hereinafter called "Investment Adviser")

WITNESSETH: WHEREAS, Fund engages in the business of investing and reinvesting its assets and property in various stocks and securities and Investment Adviser engages in the business of providing investment advisory services.

1. The Fund hereby employs the Investment Adviser, for the period set forth in Paragraph 6 hereof, and on the terms set forth herein, to render invest-ment advisory services to the Fund. The Investment Adviser hereby ac-cepts such employment and agrees, during such period, to render the services and assume the obligations herein set forth, for the compensation provided. The Investment Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized, have no authority to act for or represent the Fund in any way, or in any way be deemed an agent of the Fund.

2. As a compensation for the services to be rendered to the Fund by the Invest-ment Adviser under the provisions of this Agreement, the Fund shall pay to the Investment Adviser monthly a fee equal to one-twelfth of one percent per month, (the equivalent of 1% per annum) of the daily average net assets of the Fund during the month. The first payment of fee hereunder shall be prorated on a daily basis from the date this Agreement takes effect but may be waived by the Investment Adviser under especial circumstances.

3. It is expressly understood and agreed that the services to be rendered by the Investment Adviser to the Fund under the provisions of this Agreement are not to be deemed to be exclusive, and the Investment Adviser shall be free to render different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

4. It is understood and agreed that directors, officers, employees, agents and shareholders of the Fund may be interested in the Investment Adviser as dir-ectors, officers, employees, agents and shareholders, and that directors, officers, employees, agents and shareholders of the Investment Adviser may be interested in the Fund, as directors, officers, employees, agents and shareholders or otherwise, and that the Investment Adviser, itself, may be interested in the Fund as a shareholder or otherwise, specifically, it is understood and agreed that directors, officers, employees, agents and share-holders of the Investment Adviser may continue as directors, officers, emp-loyees, agents and shareholders of the Fund; that the Investment Adviser, its directors, officers, employees, agents and shareholders may engage in other business, may render investment advisory services to other investment companies, or to any other corporation, association, firm or individual, may render underwriting services to the Fund, or to any other investment compa-
    ny, corporation, association,  form or individual.   The Fund shall bear ex-
    penses and salaries necessary and incidental to the conduct of its business, including but not in limitation of the foregoing, the costs incurred in the maintenance of its own books, records, and procedures; dealing with its own shareholders; the payment of dividends; transfers of stock (including issu-ance & redemption of shares); reports and notices to shareholders; expenses
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    of annual stockholders; meetings;  miscellaneous office expenses;  brokerage commissions; taxes; and custodian, legal, accounting and registration fees. Employees, officers and agents of the Investment Adviser who are, or may in the future be, directors and/or senior officers of the Fund shall receive no remuneration from the Fund or acting in such capacities for the Fund. In the conduct of the respective businesses of the parties hereto and in the performance of this agreement, the Fund & Investment Adviser may share com-mon facilities and personnel common to each, with appropriate proration of expenses.

5. Investment Adviser shall give the Fund the benefit of its best judgment and efforts in rendering these services, and Fund agrees as an inducement to the undertaking of these services that Investment Adviser shall not be liable hereunder for any mistake of judgment or any event whatsoever, provided that nothing herein shall be deemed to protect, or purport to protect, Investment Adviser against any liability to Fund or to its security holders to which Investment Adviser would otherwise be subject by reason of willful misfeas-ance, bad faith or gross negligence in the performance of duties hereunder, or by reason of reckless disregard of obligations and duties hereunder.

6. This agreement shall become effective XXXXXX XX, XXXX and continue in effect until YYYYYYY YY, YYYY and, thereafter, only so long as such continuance is approved at least annually by votes of the Fund's Board of Directors, cast in person at a meeting called for the purpose of voting on such approval, including votes of a majority of the Directors who are not parties to such agreement or interested persons of any such party. This agreement may be terminated at any time upon 60 days prior written notice, without payment of any penalty, by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The contract will automati-cally terminate in the event of its assignment by the Investment Adviser (within the meaning of the Investment Company Act of 1940), which shall be deemed to include transfer of control of the Investment Adviser. Upon ter-mination of this agreement, the obligations of all parties hereunder shall cease and terminate as of the date of such termination, except for any obli-gation to respond for a breach of this Agreement committed prior to such termination and except for the obligation of the Fund to pay to the Invest-ment Adviser the fee provided in Paragraph 2 hereof, prorated to the date of termination.

7. This Agreement shall not be assigned by the Fund without prior written con-sent thereto of the Investment Adviser. This Agreement shall terminate au-tomatically in the event of its assignment by the Investment Adviser unless an exemption from such automatic termination is granted by order or rule of the Securities and Exchange Commission.

    IN WITNESS WHEREOF, the parties hereto have caused their corporate seals to be affixed and duly attested and their presence to be signed by their duly authorized officers this XXth day of XXXXXXX, XXXX.

       The Scott James Fund, Inc.              By _____________________________
                                                 /s/ Scott S. James, President
       Attest: ___________________________
              /s/ Zhifeng Sun, Director

       The Scott S. James Company               By _____________________________
                                                  /s/ Scott S. James, President
       Attest: Zhifeng Sun, Director        - 2 -